Organization and Business Description (Details) - Schedule of Consolidated Financial Statements of the Companies	6 Months Ended
Mar. 31, 2023
Jin Med [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 14, 2020
Place of Incorporation	Cayman Island
% of Ownership	Parent
Principal Activities	Investment holding
Zhongjin HK [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Feb. 25, 2020
Place of Incorporation	Hong Kong
% of Ownership	100%
Principal Activities	Investment holding
Erhua Med [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep. 24, 2020
Place of Incorporation	PRC
% of Ownership	100%
Principal Activities	WFOE, Investment holding
Changzhou Zhongjin [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 26, 2006
Place of Incorporation	PRC
% of Ownership	VIE
Principal Activities	Design, development, manufacturing and sales of wheelchair and other mobility products
Taizhou Zhongjin [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 17, 2013
Place of Incorporation	PRC
% of Ownership	100% controlled subsidiary of the VIE
Principal Activities	Design, development, manufacturing and sales of wheelchair and other mobility products
Zhongjin Jing’ao [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 18, 2014
Place of Incorporation	PRC
% of Ownership	100% controlled subsidiary of the VIE
Principal Activities	Design, development, manufacturing and sales of wheelchair and other mobility products